                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3950

                        Van Kampen U.S. Government Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/07

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen U.S. Mortgage Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Merrill Lynch 1-10 Year Treasury Index and Lehman Brothers Mortgage Index from 12/31/97 through 12/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                VAN KAMPEN U.S. MORTGAGE     MERRILL LYNCH 1-10 YEAR    LEHMAN BROTHERS MORTGAGE
                                                          FUND                   TREASURY INDEX                   INDEX
                                                ------------------------     -----------------------    ------------------------
12/97                                                      9524                       10000                       10000
                                                           9631                       10135                       10099
                                                           9634                       10121                       10121
                                                           9663                       10155                       10164
                                                           9706                       10200                       10221
                                                           9769                       10269                       10289
                                                           9812                       10340                       10338
                                                           9858                       10381                       10391
                                                           9932                       10588                       10485
                                                          10006                       10838                       10611
                                                           9971                       10863                       10598
                                                          10033                       10823                       10651
12/98                                                     10074                       10863                       10696
                                                          10136                       10915                       10772
                                                          10065                       10747                       10729
                                                          10128                       10826                       10801
                                                          10155                       10859                       10851
                                                          10076                       10786                       10791
                                                          10018                       10805                       10753
                                                           9938                       10817                       10680
                                                           9916                       10838                       10679
                                                          10078                       10924                       10853
                                                          10117                       10941                       10915
                                                          10112                       10947                       10921
12/99                                                     10062                       10923                       10894
                                                           9975                       10890                       10800
                                                          10090                       10975                       10925
                                                          10195                       11112                       11045
                                                          10187                       11111                       11052
                                                          10165                       11156                       11057
                                                          10371                       11316                       11294
                                                          10437                       11391                       11366
                                                          10588                       11509                       11539
                                                          10686                       11596                       11658
                                                          10753                       11672                       11742
                                                          10915                       11840                       11918
12/00                                                     11092                       12035                       12110
                                                          11255                       12174                       12299
                                                          11324                       12285                       12369
                                                          11392                       12386                       12441
                                                          11381                       12338                       12458
                                                          11442                       12390                       12541
                                                          11479                       12436                       12568
                                                          11696                       12656                       12791
                                                          11774                       12756                       12904
                                                          11943                       13025                       13097
                                                          12088                       13215                       13278
                                                          12019                       13074                       13155
12/01                                                     11999                       13013                       13106
                                                          12104                       13057                       13227
                                                          12213                       13159                       13378
                                                          12095                       12963                       13236
                                                          12307                       13182                       13487
                                                          12383                       13277                       13585
                                                          12486                       13433                       13697
                                                          12623                       13695                       13853
                                                          12709                       13833                       13962
                                                          12717                       14088                       14061
                                                          12769                       14065                       14115
                                                          12804                       13943                       14105
12/02                                                     12911                       14191                       14252
                                                          12982                       14152                       14287
                                                          13018                       14300                       14383
                                                          13000                       14300                       14384
                                                          13035                       14330                       14444
                                                          12964                       14541                       14456
                                                          12982                       14519                       14480
                                                          12837                       14221                       14209
                                                          12900                       14240                       14310
                                                          13056                       14524                       14554
                                                          13010                       14388                       14503
                                                          13056                       14385                       14533
12/03                                                     13152                       14493                       14690
                                                          13237                       14561                       14782
                                                          13321                       14691                       14906
                                                          13321                       14793                       14971
                                                          13195                       14471                       14705
                                                          13172                       14433                       14673
                                                          13274                       14462                       14803
                                                          13376                       14558                       14935
                                                          13517                       14765                       15166
                                                          13528                       14769                       15189
                                                          13617                       14847                       15311
                                                          13599                       14700                       15273
12/04                                                     13663                       14778                       15380
                                                          13717                       14793                       15462
                                                          13683                       14702                       15391
                                                          13659                       14672                       15362
                                                          13800                       14844                       15532
                                                          13881                       14955                       15654
                                                          13933                       15002                       15711
                                                          13885                       14869                       15632
                                                          13977                       15037                       15771
                                                          13909                       14918                       15688
                                                          13850                       14856                       15579
                                                          13883                       14919                       15629
12/05                                                     13990                       15011                       15782
                                                          14015                       15000                       15833
                                                          14070                       14998                       15907
                                                          13961                       14951                       15772
                                                          13947                       14959                       15773
                                                          13927                       14969                       15743
                                                          13949                       14998                       15773
                                                          14097                       15151                       15999
                                                          14239                       15317                       16232
                                                          14354                       15428                       16345
                                                          14437                       15496                       16464
                                                          14553                       15616                       16653
12/06                                                     14521                       15547                       16607
                                                          14521                       15549                       16617
                                                          14697                       15751                       16822
                                                          14752                       15788                       16867
                                                          14808                       15858                       16950
                                                          14731                       15764                       16853
                                                          14698                       15788                       16782
                                                          14777                       16008                       16895
                                                          14913                       16247                       17094
                                                          15039                       16346                       17226
                                                          15188                       16446                       17400
                                                          15418                       16883                       17703
12/07                                                     15408                       16925                       17753

                            A SHARES               B SHARES               C SHARES            I SHARES
                          since 5/31/84          since 8/24/92          since 8/13/93       since 9/25/06
---------------------------------------------------------------------------------------------------------
                                    W/MAX                  W/MAX                  W/MAX
                                    4.75%                  4.00%                  1.00%
AVERAGE ANNUAL         W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES       W/O SALES
TOTAL RETURNS           CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE       CHARGES

Since Inception          7.74%       7.52%      4.96%       4.96%      4.55%       4.55%        5.84%

10-year                  4.93        4.42       4.27        4.27       4.09        4.09           --

5-year                   3.60        2.59       2.79        2.55       2.80        2.80           --

1-year                   6.11        1.04       5.33        1.36       5.34        4.35         6.37
---------------------------------------------------------------------------------------------------------

30-Day SEC Yields             5.43%                  4.96%                  4.97%               5.95%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts,
(iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Merrill Lynch 1-10 Year Treasury Index is an unmanaged index of fixed-rate, coupon bearing U.S. Treasury securities with a maturity range of one to ten years. The Lehman Brothers Mortgage Index is an unmanaged, total return index made up of all fixed-rate securities backed by mortgage-backed securities. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

MARKET CONDITIONS

Worries surrounding the residential housing downturn persisted throughout the 12-month period. Confronted with increasing delinquency rates on sub-prime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely beginning in the second quarter of the year. This impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, which resulted in a flight to quality.

As the subprime mortgage crisis worsened, investors grew increasingly concerned about the impact on financial markets, the financial system, and the broader economy, and demanded additional compensation for owning riskier investments. As a result, credit spreads widened sharply. The subprime debacle severely impacted many major banks and Wall Street firms, which took write-downs and losses on the subprime mortgage loans and securities in their portfolios. Some sold stakes to sovereign funds in exchange for cash infusions needed to bolster their balance sheets.

The Federal Open Market Committee (the "Fed") took steps to ease the liquidity crisis, reducing the target federal funds rate by at total of 1 percent in three separate moves between September and the end of the year, bringing the rate to
4.25 percent. These reductions, coupled with the flight to quality, caused yields across the yield curve to decline, but more so on the short end. As a result, the shape of the yield curve shifted from relatively flat at the beginning of the year to steep by the end of the year. Overall, U.S. Treasury securities outperformed all other areas of the fixed income market.

The mortgage market was hit by the turmoil surrounding residential housing, and especially by its spillover effects on secondary market activity, most notably in the non-agency mortgage area. The result was a further reduction in mortgage market liquidity, as well as a sharp diminishment in the availability of non-conforming mortgage loans to the general public.

PERFORMANCE ANALYSIS

All share classes of Van Kampen U.S. Mortgage Fund underperformed the Merrill Lynch 1 - 10 Year Treasury Index and the Lehman Brothers Mortgage Index for the 12 months ended December 31, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

------------------------------------------------------------------------------------
                                              MERRILL LYNCH
                                               1 - 10 YEAR     LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   CLASS I   TREASURY INDEX   MORTGAGE INDEX

       6.11%     5.33%     5.34%     6.37%        8.86%             6.90%
------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Throughout the year, we employed a defensive interest rate strategy by keeping the Fund's duration (a measure of interest rate sensitivity) somewhat short. Although this strategy was beneficial early in the period when interest rates were rising, it detracted from performance for the overall reporting year as Fed easing in the latter months caused rates to decline significantly.

In March of this year, the Fund's yield curve positioning was adjusted to underweight longer-dated issues and overweight intermediate-dated issues. This was particularly additive to performance as the spread between intermediate-and long-dated yields widened and the curve steepened during the summer.

The Fund held an underweight position to agency mortgage-backed securities for most of the year, with a focus on high-coupon, slow-prepaying agency issues, and an overweight to non-agency mortgages issued to high quality borrowers. Although the underweight to agency mortgage-backed securities benefited performance, this was more than offset by the poor price performance of holdings in non-agency mortgages, which were overweighted.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

SUMMARY OF INVESTMENTS BY COUPON DISTRIBUTION AS OF 12/31/07
up to 4.9                                                         9.7%
5.0-5.9                                                          53.6
6.0-6.9                                                          21.9
7.0-7.9                                                          11.3
8.0-8.9                                                           2.6
9.0-9.9                                                           0.5
10 or more                                                        0.4

ASSET ALLOCATION AS OF 12/31/07
FNMA                                                             64.0%
FHLMC                                                            47.0
REMIC/CMO                                                        23.7
GNMA                                                              3.1
Treasury Securities                                               0.3
                                                                -----
Total Long-Term Investments                                     138.1
Total Short-Term Investments                                     14.4
                                                                -----
Total Investments                                               152.5
Liabilities in Excess of Other Assets                           (52.5)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Coupon distribution is as a percentage of long-term investments. Asset allocation is as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07 - 12/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  7/1/07          12/31/07       7/1/07-12/31/07
Class A
  Actual.....................................    $1,000.00        $1,048.30          $ 4.75
  Hypothetical...............................     1,000.00         1,020.57            4.69
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,044.57            8.71
  Hypothetical...............................     1,000.00         1,016.69            8.59
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,044.67            8.71
  Hypothetical...............................     1,000.00         1,016.69            8.59
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,049.58            3.56
  Hypothetical...............................     1,000.00         1,021.73            3.52
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, 1.69%, 1.69% and 0.69% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------
           MORTGAGE BACKED SECURITIES 99.3%
$ 28,290   Federal Home Loan Mortgage
           Corp. ............................   4.500%   09/01/35 to 07/01/37   $   26,756,080
   3,958   Federal Home Loan Mortgage
           Corp. ............................   5.000    10/01/18 to 03/01/37        3,900,235
  48,954   Federal Home Loan Mortgage
           Corp. ............................   5.500    12/01/16 to 11/01/37       49,217,383
  23,422   Federal Home Loan Mortgage
           Corp. ............................   6.000          10/01/37             23,775,629
   3,887   Federal Home Loan Mortgage
           Corp. ............................   6.500    07/01/14 to 08/01/33        4,023,500
  14,825   Federal Home Loan Mortgage
           Corp. ............................   7.500    06/01/17 to 07/01/33       15,830,588
   4,458   Federal Home Loan Mortgage
           Corp. ............................   8.000    12/01/19 to 05/01/32        4,771,399
   4,242   Federal Home Loan Mortgage
           Corp. ............................   8.500    10/01/10 to 08/01/31        4,550,480
      30   Federal Home Loan Mortgage Corp.
           (FHA/VA)..........................  10.000    09/01/10 to 01/01/19           33,390
   1,036   Federal Home Loan Mortgage
           Corp. ............................  10.000    01/01/09 to 08/01/21        1,168,160
       3   Federal Home Loan Mortgage
           Corp. ............................  10.250          11/01/09                  3,575
     808   Federal Home Loan Mortgage
           Corp. ............................  11.000    11/01/09 to 01/01/21          910,328
  65,525   Federal Home Loan Mortgage Corp.,
           January (f).......................   5.000            TBA                64,836,029
  49,150   Federal Home Loan Mortgage Corp.,
           February (f)......................   5.000            TBA                47,928,917
  17,800   Federal Home Loan Mortgage Corp.,
           January (f).......................   5.500            TBA                17,763,848
 103,900   Federal Home Loan Mortgage Corp.,
           January (f).......................   6.000            TBA               105,442,292
  42,800   Federal Home Loan Mortgage Corp.,
           January (f).......................   6.500            TBA                43,997,073
  50,146   Federal National Mortgage
           Association.......................   4.500    09/01/19 to 10/01/22       49,335,689
   4,257   Federal National Mortgage
           Association.......................   5.000    03/01/22 to 07/01/37        4,201,432
  94,235   Federal National Mortgage
           Association.......................   5.500    12/01/32 to 11/01/37       94,216,979
   1,271   Federal National Mortgage
           Association.......................   6.000    07/01/12 to 09/01/14        1,303,936
  27,272   Federal National Mortgage
           Association.......................   6.500    11/01/13 to 12/01/33       28,251,580
  49,079   Federal National Mortgage
           Association.......................   7.000    05/01/13 to 10/01/35       51,565,244

See Notes to Financial Statements                                              9

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------
           MORTGAGE BACKED SECURITIES (CONTINUED)
$ 12,549   Federal National Mortgage
           Association.......................   7.500%   04/01/15 to 12/01/32   $   13,393,287
  13,822   Federal National Mortgage
           Association.......................   8.000    12/01/16 to 09/01/32       14,765,555
   5,126   Federal National Mortgage
           Association.......................   8.500    08/01/14 to 05/01/32        5,545,109
     344   Federal National Mortgage
           Association.......................   9.000    05/01/09 to 02/01/21          366,135
     711   Federal National Mortgage
           Association.......................   9.500    05/01/20 to 04/01/30          780,474
     451   Federal National Mortgage
           Association.......................  10.000    11/01/18 to 05/01/22          517,306
     335   Federal National Mortgage
           Association.......................  10.500    06/01/10 to 05/01/21          377,218
      56   Federal National Mortgage
           Association.......................  11.000    05/01/12 to 07/01/19           63,041
      47   Federal National Mortgage
           Association.......................  11.500    01/01/13 to 07/01/15           52,303
     143   Federal National Mortgage
           Association.......................  13.000          06/01/15                164,979
  94,600   Federal National Mortgage
           Association, January (f)..........   5.000            TBA                93,441,639
  91,950   Federal National Mortgage
           Association, January (f)..........   5.500            TBA                91,849,407
  15,150   Federal National Mortgage
           Association, January (f)..........   6.500            TBA                15,573,730
  15,850   Federal National Mortgage
           Association, January (f)..........   7.000            TBA                16,488,945
   6,880   Government National Mortgage
           Association.......................   5.500    05/15/33 to 10/15/34        6,934,224
   2,680   Government National Mortgage
           Association.......................   6.000    01/15/28 to 04/15/29        2,753,230
     708   Government National Mortgage
           Association.......................   6.500    04/15/26 to 12/15/28          734,995
   2,283   Government National Mortgage
           Association.......................   7.000    08/15/22 to 10/15/30        2,424,554
   3,856   Government National Mortgage
           Association.......................   7.500    01/15/17 to 02/15/30        4,113,214
   1,805   Government National Mortgage
           Association.......................   8.000    05/15/16 to 12/15/21        1,940,016
   1,587   Government National Mortgage
           Association.......................   8.500    09/15/16 to 06/15/23        1,724,192
   3,004   Government National Mortgage
           Association.......................   9.000    10/15/08 to 08/15/24        3,249,035
   1,983   Government National Mortgage
           Association.......................   9.500    07/15/09 to 09/15/22        2,169,702

 10                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------
           MORTGAGE BACKED SECURITIES (CONTINUED)
$    552   Government National Mortgage
           Association.......................  10.500%   09/15/10 to 10/15/19   $      644,741
      97   Government National Mortgage
           Association.......................  11.000    03/15/10 to 12/15/18          110,889
     158   Government National Mortgage
           Association.......................  11.500    10/15/10 to 02/15/16          182,672
     109   Government National Mortgage
           Association.......................  12.000    11/15/12 to 07/15/15          127,989
      42   Government National Mortgage
           Association.......................  12.250    02/15/15 to 06/15/15           48,647
      93   Government National Mortgage
           Association.......................  12.500    07/15/10 to 08/15/15          107,678
      47   Government National Mortgage
           Association.......................  13.000    01/15/11 to 05/15/15           54,422
   1,039   Government National Mortgage
           Association II....................   6.000          04/20/29              1,064,471
       8   Government National Mortgage
           Association II....................   8.500          02/20/17                  8,300
     191   Government National Mortgage
           Association II....................  10.500    02/20/16 to 05/20/19          222,669
     145   Government National Mortgage
           Association II....................  11.000    09/20/13 to 08/20/19          167,419
      62   Government National Mortgage
           Association II....................  11.500    11/20/13 to 07/20/19           73,454
      65   Government National Mortgage
           Association II....................  12.000    12/20/13 to 12/20/15           76,020
      55   Government National Mortgage
           Association II....................  12.500    10/20/13 to 09/20/15           63,795
                                                                                --------------

           TOTAL MORTGAGE BACKED SECURITIES  99.3%...........................      926,159,222
                                                                                --------------

           COLLATERALIZED MORTGAGE OBLIGATIONS  23.7%
   5,050   American Home Mortgage Assets
           (a)...............................   5.094          09/25/46              4,570,568
   5,755   American Home Mortgage Assets
           (a)...............................   5.105          06/25/47              5,278,180
   2,206   American Home Mortgage Assets
           (a)...............................   5.165          06/25/47              1,781,708
   4,704   American Home Mortgage Investment
           Trust (a).........................   5.105          04/25/37              4,312,124
   4,215   Banc of America Commercial
           Mortgage, Inc. (b)................   5.658          06/10/49              4,317,535
   3,725   Bear Stearns Commercial Mortgage
           Securities (b)....................   5.694          06/11/50              3,811,034
  11,708   Bear Stearns Mortgage Funding
           Trust (a).........................   5.074    07/25/36 to 12/25/36       11,055,352

See Notes to Financial Statements                                             11

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$127,711   Countrywide Alternative Loan Trust
           (b) (c)...........................   0.858%         12/20/35         $    2,234,947
  23,944   Countrywide Alternative Loan Trust
           (b) (c)...........................   2.578          03/20/46              1,089,809
  32,746   Countrywide Alternative Loan Trust
           (b) (c)...........................   2.602          02/25/36              1,401,952
  50,158   Countrywide Alternative Loan Trust
           (b) (c)...........................   2.660          12/20/46              2,514,722
  41,254   Countrywide Alternative Loan Trust
           (b) (c)...........................   2.694          02/20/47              2,080,881
  20,661   Countrywide Alternative Loan Trust
           (b) (c)...........................   2.756          08/25/46                865,183
   6,644   Countrywide Alternative Loan Trust
           (a)...............................   5.005          06/25/46              6,540,333
   5,099   Countrywide Alternative Loan Trust
           (a)...............................   5.025    07/25/46 to 02/25/47        4,859,636
   2,936   Countrywide Alternative Loan Trust
           (a)...............................   5.098          05/20/46              2,896,555
   3,870   Countrywide Alternative Loan Trust
           (a)...............................   5.248          03/20/46              3,530,796
  63,782   Countrywide Home Loan Mortgage (b)
           (c)...............................   1.926          02/25/35              1,195,905
   3,455   Countrywide Home Loan Mortgage
           (a)...............................   5.135          04/25/46              3,289,730
   7,413   Downey Savings & Loan Association
           Mortgage Loan Trust (a)...........   5.144          04/19/38              6,754,650
   5,165   Downey Savings & Loan Association
           Mortgage Loan Trust (a)...........   5.728          04/19/47              4,887,175
   7,078   Federal Home Loan Mortgage Corp.
           (REMIC) (a) (c)...................   2.922          03/15/32                689,414
   2,502   Federal Home Loan Mortgage Corp.
           (REMIC) (a) (c)...................   2.972          03/15/32                246,952
   2,016   Federal Home Loan Mortgage Corp.
           (REMIC) (a) (c)...................   3.072          06/15/31                176,367
   1,336   Federal Home Loan Mortgage Corp.
           (REMIC) (a) (c)...................   3.522          03/15/32                137,091
   4,188   Federal Home Loan Mortgage Corp.
           (a)...............................   5.014          09/25/45              4,147,462
   2,829   Federal Home Loan Mortgage Corp.
           (REMIC) (c).......................   6.500          05/15/33                605,474
   1,867   Federal Home Loan Mortgage Corp.
           (Strips) (c)......................   8.000          06/01/31                473,716
   4,693   Federal National Mortgage
           Association (REMIC) (a) (c).......   1.534          07/25/34                276,413
  50,335   Federal National Mortgage
           Association (REMIC) (b) (c).......   1.960          03/25/36              1,352,765

 12                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  3,448   Federal National Mortgage
           Association (REMIC) (a)...........   4.740%         11/25/28         $    3,456,060
   8,082   Federal National Mortgage
           Association (REMIC) (a)...........   4.925          12/25/36              7,932,484
   5,776   Federal National Mortgage
           Association (a)...................   5.065          05/25/35              5,734,374
   6,849   Federal National Mortgage
           Association (REMIC) (c)...........   6.000    08/25/32 to 11/25/32          707,704
   9,000   Federal National Mortgage
           Association.......................   6.022          11/25/10              9,349,508
   2,030   Federal National Mortgage
           Association (Strips) (c)..........   6.500          06/01/31                471,229
   2,471   Federal National Mortgage
           Association (REMIC) (c)...........   6.500    02/25/33 to 05/25/33          519,864
   1,926   Federal National Mortgage
           Association (REMIC)...............   7.000          08/25/20              2,040,274
     581   Federal National Mortgage
           Association (Strips) (c)..........   7.000          03/01/32                146,100
   2,259   Federal National Mortgage
           Association (REMIC) (c)...........   7.000          04/25/33                477,550
   1,290   Federal National Mortgage
           Association (b)...................   7.500          01/19/39              1,358,311
   3,567   Federal National Mortgage
           Association (Strips) (c)..........   7.500    11/01/29 to 01/01/32          929,498
   4,670   Government National Mortgage
           Association (a) (c)...............   2.922          12/16/25                510,002
   2,418   Government National Mortgage
           Association (a) (c)...............   2.972          05/16/32                212,531
  36,397   Greenpoint Mortgage Funding Trust
           (b) (c)...........................   2.565          06/25/45              1,120,286
  49,175   Greenpoint Mortgage Funding Trust
           (b) (c)...........................   2.693          06/25/45              1,331,647
  35,675   Greenpoint Mortgage Funding Trust
           (b) (c)...........................   2.706          10/25/45              1,204,020
  16,685   Greenpoint Mortgage Funding Trust
           (b) (c)...........................   2.797          08/25/45                530,081
   6,853   Greenpoint Mortgage Funding Trust
           (a)...............................   5.034          04/25/47              6,311,014
   4,450   Greenpoint Mortgage Funding Trust
           (a)...............................   5.184          03/25/36              4,098,348
   4,300   GS Mortgage Securities Corp. II
           (b)...............................   5.799          08/10/45              4,455,958
      37   Harborview Mortgage Loan Trust
           (d)...............................    *       03/19/37 to 07/19/47           28,098
  62,424   Harborview Mortgage Loan Trust (b)
           (c)...............................   2.613          03/19/37              2,770,081

See Notes to Financial Statements                                             13

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 49,273   Harborview Mortgage Loan Trust (b)
           (c)...............................   2.738%         07/19/46         $    1,940,131
   2,657   Harborview Mortgage Loan Trust
           (a)...............................   5.164          10/19/37              2,481,415
  49,717   Indymac Index Mortgage Loan Trust
           (b) (c)...........................   1.849          07/25/35              1,802,228
   6,381   Indymac Index Mortgage Loan Trust
           (a)...............................   4.985          07/25/46              6,256,169
   1,800   JPMorgan Chase Commercial Mortgage
           Securities Corp. .................   5.440          06/12/47              1,810,581
   3,394   Luminent Mortgage Trust (a).......   5.105          04/25/36              3,194,311
   3,703   Luminent Mortgage Trust (a).......   5.144          02/25/46              3,408,455
   5,932   Residential Accredit Loans, Inc.
           (a)...............................   5.094          06/25/46              5,407,102
   5,567   Residential Accredit Loans, Inc.
           (a)...............................   5.125    06/25/37 to 02/25/46        5,118,735
   8,904   Residential Accredit Loans, Inc.
           (a)...............................   5.135          02/25/46              8,168,346
   2,457   Residential Accredit Loans, Inc.
           (a)...............................   5.164          06/25/37              2,012,543
   5,122   Structured Asset Mortgage
           Investments, Inc. (a).............   5.094          08/25/36              4,792,429
   2,272   Structured Asset Mortgage
           Investments, Inc. (a).............   5.125          05/25/46              1,988,184
   5,266   Structured Asset Mortgage
           Investments, Inc. (a).............   5.135          04/25/36              4,855,308
   7,022   Structured Asset Mortgage
           Investments, Inc. (a).............   5.175          02/25/36              6,415,094
   5,240   Washington Mutual, Inc. (a).......   5.094          07/25/47              4,782,987
   2,337   Washington Mutual, Inc. (a).......   5.135          04/25/45              2,135,408
   2,606   Washington Mutual, Inc. (a).......   5.215          12/25/45              2,381,790
   1,943   Washington Mutual, Inc. (a).......   5.224          07/25/45              1,758,362
   4,407   Washington Mutual, Inc. (a).......   5.728          04/25/46              4,240,900
   2,777   Zuni Mortgage Loan Trust (a)......   4.994          08/25/36              2,656,702
                                                                                --------------

           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  23.7%..................      220,676,631
                                                                                --------------

           ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  14.7%
   4,172   Federal Home Loan Mortgage
           Corp. ............................   5.322          04/01/37              4,214,612
   4,292   Federal Home Loan Mortgage
           Corp. ............................   5.606          01/01/37              4,354,613
   4,718   Federal Home Loan Mortgage
           Corp. ............................   5.612          04/01/37              4,782,466
   3,971   Federal Home Loan Mortgage
           Corp. ............................   5.624          03/01/37              4,028,279

 14                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------
           ADJUSTABLE RATE MORTGAGE BACKED SECURITIES (CONTINUED)
$  3,753   Federal Home Loan Mortgage
           Corp. ............................   5.854%         04/01/37         $    3,800,608
   2,305   Federal Home Loan Mortgage
           Corp. ............................   5.965          01/01/37              2,342,047
   3,915   Federal National Mortgage
           Association.......................   5.125          06/01/35              3,946,024
   6,202   Federal National Mortgage
           Association.......................   5.215          05/01/36              6,237,372
   4,300   Federal National Mortgage
           Association.......................   5.248          03/01/37              4,337,733
   9,993   Federal National Mortgage
           Association.......................   5.458          12/01/36             10,132,639
   4,709   Federal National Mortgage
           Association.......................   5.488          04/01/37              4,785,279
   4,285   Federal National Mortgage
           Association.......................   5.975          04/01/37              4,395,310
   5,265   Federal National Mortgage
           Association.......................   6.836          11/01/35              5,422,894
   5,975   Federal National Mortgage
           Association.......................   6.867          03/01/36              6,061,191
   1,391   Federal National Mortgage
           Association.......................   6.872          07/01/33              1,417,898
   8,088   Federal National Mortgage
           Association.......................   6.882          01/01/36              8,202,522
  15,109   Federal National Mortgage
           Association.......................   6.896          01/01/36             15,320,845
   7,033   Federal National Mortgage
           Association.......................   6.903          03/01/36              7,132,510
   4,553   Federal National Mortgage
           Association.......................   7.179          03/01/36              4,628,381
   4,554   Federal National Mortgage
           Association.......................   7.242          05/01/36              4,634,003
   5,092   Federal National Mortgage
           Association.......................   7.251          07/01/36              5,185,485
  14,943   Federal National Mortgage
           Association.......................   7.364          04/01/36             15,213,834
   6,433   Federal National Mortgage
           Association.......................   7.375          05/01/36              6,593,624
                                                                                --------------

           TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  14.7%...........      137,170,169
                                                                                --------------

           UNITED STATES TREASURY OBLIGATIONS  0.3%
   2,860   United States Treasury Bond.......   4.500          02/15/36              2,875,418
                                                                                --------------

See Notes to Financial Statements                                             15

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------
           ASSET BACKED SECURITIES  0.1%
$    323   Federal National Mortgage
           Association (a)...................   5.485%         05/28/35         $      322,230
                                                                                --------------

TOTAL LONG-TERM INVESTMENTS  138.1%
  (Cost $1,288,997,113)......................................................    1,287,203,670
                                                                                --------------


SHORT-TERM INVESTMENTS  14.4%
REPURCHASE AGREEMENTS  13.5%
Banc of America Securities ($35,505,227 par collateralized by
  U.S. Government obligations in a pooled cash account, interest rate of 4.50%, dated 12/31/07, to be sold on 01/02/08 at
  $35,514,104)...................................................       35,505,227
Citigroup Global Markets, Inc. ($31,560,202 par collateralized by
  U.S. Government obligations in a pooled cash account, interest rate of 4.10%, dated 12/31/07, to be sold on 01/02/08 at
  $31,567,391)...................................................       31,560,202
State Street Bank & Trust Co. ($58,994,571 par collateralized by
  U.S. Government obligations in a pooled cash account, interest rate of 3.90%, dated 12/31/07, to be sold on 01/02/08 at
  $59,007,353)...................................................       58,994,571
                                                                    --------------

TOTAL REPURCHASE AGREEMENTS......................................      126,060,000
                                                                    --------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  0.9%
United States Treasury Bill ($8,615,000 par, yielding 4.670%,
  01/10/08 maturity) (e).........................................        8,605,325
                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS  14.4%
  (Cost $134,665,325)............................................      134,665,325
TOTAL INVESTMENTS  152.5%
  (Cost $1,423,662,438)..........................................    1,421,868,995
LIABILITIES IN EXCESS OF OTHER ASSETS  (52.5%)...................     (489,470,599)
                                                                    --------------

NET ASSETS  100.0%...............................................   $  932,398,396
                                                                    ==============

Percentages are calculated as a percentage of net assets.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the Untied States Treasury.

*   Zero coupon bond

(a) Floating Rate Coupon

(b) Variable Rate Coupon

(c) IO--Interest Only

 16                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

(d) PO--Principal Only

(e) All or a portion of this security has been physically segregated in connection with open futures contracts.

(f) Security purchased on a forward commitment basis.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

REMIC--Real Estate Mortgage Investment Conduits

Strips--Separately Traded Registered Interest and Principal Securities

TBA--To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

SWAP AGREEMENTS OUTSTANDING AS OF DECEMBER 31, 2007:
INTEREST RATE SWAPS

                                                   PAY/
                                                 RECEIVE                         NOTIONAL
                                   FLOATING      FLOATING   FIXED   EXPIRATION    AMOUNT
COUNTERPARTY                      RATE INDEX       RATE     RATE       DATE       (000)       VALUE
Citibank, N.A., New York.......  USD-LIBOR BBA     Pay      5.337%   05/24/17    $33,000    $1,815,753
Citibank, N.A., New York.......  USD-LIBOR BBA     Pay      5.701    07/18/17     10,000       978,769
Goldman Sachs Capital Markets,
 L.P. .........................  USD-LIBOR BBA     Pay      5.340    05/24/17     33,200     1,834,173
JP Morgan Chase Bank, N.A......  USD-LIBOR BBA     Pay      5.358    05/23/17     32,800     1,858,027
JP Morgan Chase Bank, N.A......  USD-LIBOR BBA     Pay      5.065    09/11/17     32,000     1,424,900
                                                                                            ----------
TOTAL SWAP AGREEMENTS....................................................................   $7,911,622
                                                                                            ==========

See Notes to Financial Statements                                             17

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, March 2008
 (Current Notional Value of $210,250 per contract)..........      160       $   112,648
                                                                -----       -----------
SHORT CONTRACTS:
EuroDollar Futures, March 2009
 (Current Notional Value of $241,575 per contract)..........       46          (115,702)
EuroDollar Futures, December 2008
 (Current Notional Value of $241,575 per contract)..........      186          (735,540)
EuroDollar Futures, June 2008
 (Current Notional Value of $240,638 per contract)..........      340        (1,089,994)
EuroDollar Futures, March 2008
 (Current Notional Value of $239,413 per contract)..........      366          (716,878)
EuroDollar Futures, September 2010
 (Current Notional Value of $239,350 per contract)..........        1            (1,565)
EuroDollar Futures, March 2010
 (Current Notional Value of $240,063 per contract)..........       21           (40,745)
EuroDollar Futures, December 2009
 (Current Notional Value of $240,450 per contract)..........       29           (62,525)
EuroDollar Futures, September 2008
 (Current Notional Value of $241,275 per contract)..........      193          (683,533)
EuroDollar Futures, September 2009
 (Current Notional Value of $240,875 per contract)..........       39           (91,335)
EuroDollar Futures, June 2009
 (Current Notional Value of $241,275 per contract)..........       40           (99,572)
EuroDollar Futures, June 2010
 (Current Notional Value of $239,675 per contract)..........        7           (12,094)
U.S. Treasury Notes 10-Year Futures, March 2008
 (Current Notional Value of $113,391 per contract)..........      909          (495,853)
U.S. Treasury Notes 5-Year Futures, March 2008
 (Current Notional Value of $110,281 per contract)..........        7            (6,578)
U.S. Treasury Bond Futures, March 2008
 (Current Notional Value of $116,375 per contract)..........      835             2,900
                                                                -----       -----------
TOTAL SHORT CONTRACTS.......................................    3,019       $(4,149,014)
                                                                -----       -----------
TOTAL FUTURES CONTRACTS.....................................    3,179       $(4,036,366)
                                                                =====       ===========

 18                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007

ASSETS:
Total Investments (Cost $1,423,662,438).....................  $1,421,868,995
Cash........................................................          99,668
Receivables:
  Investments Sold..........................................      47,975,496
  Interest..................................................       4,825,133
  Fund Shares Sold..........................................       2,677,401
Swap Contracts..............................................       7,911,622
Other.......................................................         578,402
                                                              --------------
    Total Assets............................................   1,485,936,717
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     541,539,596
  Fund Shares Repurchased...................................       2,209,842
  Income Distributions......................................       1,315,196
  Variation Margin on Futures...............................       1,163,567
  Investment Advisory Fee...................................         372,447
  Distributor and Affiliates................................         369,116
Swap Collateral.............................................       5,962,363
Trustees' Deferred Compensation and Retirement Plans........         345,068
Accrued Expenses............................................         261,126
                                                              --------------
    Total Liabilities.......................................     553,538,321
                                                              --------------
NET ASSETS..................................................  $  932,398,396
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $1,038,076,314
Net Unrealized Appreciation.................................       2,081,813
Accumulated Undistributed Net Investment Income.............         480,537
Accumulated Net Realized Loss...............................    (108,240,268)
                                                              --------------
NET ASSETS..................................................  $  932,398,396
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $860,801,388 and 64,924,191 shares of
    beneficial interest issued and outstanding).............  $        13.26
    Maximum sales charge (4.75%* of offering price).........            0.66
                                                              --------------
    Maximum offering price to public........................  $        13.92
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $44,020,040 and 3,336,664 shares of
    beneficial interest issued and outstanding).............  $        13.19
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $12,246,432 and 929,212 shares of
    beneficial interest issued and outstanding).............  $        13.18
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $15,330,536 and 1,156,083 shares of
    beneficial interest issued and outstanding).............  $        13.26
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             19

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2007

INVESTMENT INCOME:
Interest....................................................  $ 61,679,754
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     4,547,104
Distribution (12b-1) and Service Fees
  Class A...................................................     2,132,249
  Class B...................................................       518,004
  Class C...................................................       127,385
Transfer Agent Fees.........................................     1,227,411
Custody.....................................................       299,858
Accounting and Administrative Expenses......................       249,026
Professional Fees...........................................       133,557
Reports to Shareholders.....................................        97,607
Registration Fees...........................................        61,134
Trustees' Fees and Related Expenses.........................        45,290
Other.......................................................       139,444
                                                              ------------
    Total Expenses..........................................     9,578,069
    Less Credits Earned on Cash Balances....................        83,918
                                                              ------------
    Net Expenses............................................     9,494,151
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 52,185,603
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $    332,700
  Futures...................................................    (8,639,535)
  Options...................................................    (3,045,822)
  Swap Contracts............................................     2,545,426
                                                              ------------
Net Realized Loss...........................................    (8,807,231)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (11,172,252)
                                                              ------------
  End of the Period:
    Investments.............................................    (1,793,443)
    Swap Contracts..........................................     7,911,622
    Futures.................................................    (4,036,366)
                                                              ------------
                                                                 2,081,813
                                                              ------------
Net Unrealized Appreciation During the Period...............    13,254,065
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $  4,446,834
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 56,632,437
                                                              ============

 20                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                            FOR THE              FOR THE
                                                          YEAR ENDED           YEAR ENDED
                                                       DECEMBER 31, 2007    DECEMBER 31, 2006
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................   $   52,185,603       $   56,838,252
Net Realized Loss....................................       (8,807,231)          (8,789,504)
Net Unrealized Appreciation/Depreciation During the
  Period.............................................       13,254,065           (9,898,879)
                                                        --------------       --------------
Change in Net Assets from Operations.................       56,632,437           38,149,869
                                                        --------------       --------------

Distributions from Net Investment Income:
  Class A Shares.....................................      (58,694,484)         (58,526,643)
  Class B Shares.....................................       (3,001,554)          (3,541,096)
  Class C Shares.....................................         (741,562)            (722,336)
  Class I Shares.....................................         (460,421)             (22,152)
                                                        --------------       --------------
Total Distributions..................................      (62,898,021)         (62,812,227)
                                                        --------------       --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................       (6,265,584)         (24,662,358)
                                                        --------------       --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................       54,378,503           46,511,178
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       45,908,085           44,387,974
Cost of Shares Repurchased...........................     (178,430,581)        (231,661,907)
                                                        --------------       --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...      (78,143,993)        (140,762,755)
                                                        --------------       --------------
TOTAL DECREASE IN NET ASSETS.........................      (84,409,577)        (165,425,113)
NET ASSETS:
Beginning of the Period..............................    1,016,807,973        1,182,233,086
                                                        --------------       --------------
End of the Period (Including accumulated
  undistributed net investment income of $480,537 and
  $1,151,131, respectively)..........................   $  932,398,396       $1,016,807,973
                                                        ==============       ==============

See Notes to Financial Statements                                             21

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED DECEMBER 31,
CLASS A SHARES                            ----------------------------------------------------
                                           2007      2006       2005        2004        2003
                                          ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD................................  $13.34    $13.63    $  13.94    $  14.07    $  14.60
                                          ------    ------    --------    --------    --------
  Net Investment Income (a).............    0.72      0.71        0.54        0.43        0.50
  Net Realized and Unrealized
    Gain/Loss...........................    0.07     (0.21)      (0.21)       0.10       (0.24)
                                          ------    ------    --------    --------    --------
Total from Investment Operations........    0.79      0.50        0.33        0.53        0.26
Less:
  Distributions from Net Investment
    Income..............................    0.87      0.79        0.64        0.66        0.79
                                          ------    ------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD......  $13.26    $13.34    $  13.63    $  13.94    $  14.07
                                          ======    ======    ========    ========    ========

Total Return (b)........................   6.11%     3.79%       2.40%       3.88%       1.87%
Net Assets at End of the Period (In
  millions).............................  $860.8    $942.0    $1,082.1    $1,229.1    $1,382.2
Ratio of Expenses to Average Net
  Assets................................   0.94%     0.93%       0.90%       0.94%       0.92%
Ratio of Net Investment Income to
  Average Net Assets....................   5.44%     5.29%       3.93%       3.05%       3.50%
Portfolio Turnover......................    438%      503%        430%        542%        519%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 22                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED DECEMBER 31,
CLASS B SHARES                                 ----------------------------------------------
                                                2007      2006      2005      2004      2003
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $13.28    $13.58    $13.89    $14.02    $14.55
                                               ------    ------    ------    ------    ------
  Net Investment Income (a)..................    0.62      0.60      0.43      0.32      0.39
  Net Realized and Unrealized Gain/Loss......    0.06     (0.21)    (0.21)     0.10     (0.24)
                                               ------    ------    ------    ------    ------
Total from Investment Operations.............    0.68      0.39      0.22      0.42      0.15
Less:
  Distributions from Net Investment Income...    0.77      0.69      0.53      0.55      0.68
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $13.19    $13.28    $13.58    $13.89    $14.02
                                               ======    ======    ======    ======    ======

Total Return (b).............................   5.33%     2.94%     1.61%     3.08%     1.07%
Net Assets at End of the Period (In
  millions)..................................  $ 44.0    $ 59.9    $ 83.7    $115.3    $164.3
Ratio of Expenses to Average Net Assets......   1.71%     1.70%     1.68%     1.72%     1.71%
Ratio of Net Investment Income to Average Net
  Assets.....................................   4.68%     4.50%     3.15%     2.27%     2.72%
Portfolio Turnover...........................    438%      503%      430%      542%      519%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             23

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED DECEMBER 31,
CLASS C SHARES                                 ----------------------------------------------
                                                2007      2006      2005      2004      2003
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $13.26    $13.56    $13.87    $14.00    $14.53
                                               ------    ------    ------    ------    ------
  Net Investment Income (a)..................    0.62      0.60      0.43      0.32      0.39
  Net Realized and Unrealized Gain/Loss......    0.07     (0.21)    (0.21)     0.10     (0.24)
                                               ------    ------    ------    ------    ------
Total from Investment Operations.............    0.69      0.39      0.22      0.42      0.15
Less:
  Distributions from Net Investment Income...    0.77      0.69      0.53      0.55      0.68
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $13.18    $13.26    $13.56    $13.87    $14.00
                                               ======    ======    ======    ======    ======

Total Return (b).............................   5.34%     2.94%     1.61%     3.08%     1.07%(c)
Net Assets at End of the Period (In
  millions)..................................  $ 12.2    $ 13.1    $ 16.4    $ 24.0    $ 37.7
Ratio of Expenses to Average Net Assets......   1.71%     1.70%     1.68%     1.73%     1.70%(c)
Ratio of Net Investment Income to Average Net
  Assets.....................................   4.68%     4.51%     3.15%     2.28%     2.72%(c)
Portfolio Turnover...........................    438%      503%      430%      542%      519%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflects actual Rule 12b-1 fees of less than 1% (See footnote 8).

 24                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                           SEPTEMBER 25, 2006
                                                                            (COMMENCEMENT OF
CLASS I SHARES                                           YEAR ENDED          OPERATIONS) TO
                                                      DECEMBER 31, 2007    DECEMBER 31, 2006
                                                      ---------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.............      $13.34                $13.48
                                                           ------                ------
  Net Investment Income (a)..........................        0.75                  0.17
  Net Realized and Unrealized Gain/Loss..............        0.07                 (0.03)
                                                           ------                ------
Total from Investment Operations.....................        0.82                  0.14
Less:
  Distributions from Net Investment Income...........        0.90                  0.28
                                                           ------                ------
NET ASSET VALUE, END OF THE PERIOD...................      $13.26                $13.34
                                                           ======                ======

Total Return (b).....................................       6.37%                 1.01%*
Net Assets at End of the Period (In millions)........      $ 15.3                $  1.8
Ratio of Expenses to Average Net Assets..............       0.70%                 0.65%
Ratio of Net Investment Income to Average Net
  Assets.............................................       5.68%                 4.73%
Portfolio Turnover...................................        438%                  503%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*   Non-Annualized

See Notes to Financial Statements                                             25

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen U.S. Mortgage Fund (the "Fund") is organized as a series of the Van Kampen U.S. Government Trust, a Delaware statutory trust and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide a high level of current income, with liquidity and safety of principal. The Fund commenced investment operations on May 31, 1984. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At December 31, 2007, the Fund had $541,539,596 of when-issued, delayed delivery purchase or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2007, the Fund had an accumulated capital loss carry forward for tax purposes of $111,619,800 which will expire according to the following schedule:

AMOUNT                                                           EXPIRATION
$20,507,262.................................................  December 31, 2008
  1,926,693.................................................  December 31, 2010
 36,308,459.................................................  December 31, 2011
 12,401,391.................................................  December 31, 2013
 22,075,074.................................................  December 31, 2014
 18,400,921.................................................  December 31, 2015

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    At December 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,423,662,977
                                                              ==============
Gross tax unrealized appreciation...........................  $   14,403,092
Gross tax unrealized depreciation...........................     (16,197,074)
                                                              --------------
Net tax unrealized appreciation on investments..............  $   (1,793,982)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

                                                                 2007           2006
Distributions paid from:
  Ordinary income...........................................  $63,109,811    $62,626,200

    Permanent differences, primarily due to paydowns on mortgage backed securities and a portion of capital loss carry forward expiring in the current year, resulted in the following reclassifications among the Fund's components of net assets at December 31, 2007.

  ACCUMULATED UNDISTRIBUTED    ACCUMULATED NET
    NET INVESTMENT INCOME       REALIZED LOSS      CAPITAL
         $10,041,824             $28,013,172    $(38,054,996)

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $807,526
Undistributed long-term capital gain........................       -0-

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of open futures transactions on December 31, 2007.

F. EXPENSE REDUCTIONS During the year ended December 31, 2007, the Fund's custody fee was reduced by $83,918 as a result of credits earned on cash balances.

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     .470%
Next $500 million...........................................     .445%
Next $500 million...........................................     .420%
Next $500 million...........................................     .395%
Next $2.5 billion...........................................     .370%
Next $2.5 billion...........................................     .345%
Next $2.5 billion...........................................     .320%
Next $2.5 billion...........................................     .295%
Over $12.5 billion..........................................     .270%

    For the year ended December 31, 2007, the Fund recognized expenses of approximately $16,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended December 31, 2007, the Fund recognized expenses of approximately $107,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2007, the Fund recognized expenses of approximately $941,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $237,569 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $62,200 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $95,500. Sales charges do not represent expenses of the Fund.

    At December 31, 2007, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 748 Shares of Class I.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2007 and 2006, transactions were as follows:

                                            FOR THE                         FOR THE
                                           YEAR ENDED                      YEAR ENDED
                                       DECEMBER 31, 2007               DECEMBER 31, 2006
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................    2,542,589    $  33,596,657      2,896,623    $  38,892,288
  Class B.......................      375,905        4,938,308        321,423        4,289,407
  Class C.......................      178,369        2,346,968        111,667        1,489,647
  Class I.......................    1,019,232       13,496,570        136,822        1,839,836
                                  -----------    -------------    -----------    -------------
Total Sales.....................    4,116,095    $  54,378,503      3,466,535    $  46,511,178
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................    3,224,155    $  42,658,679      3,042,792    $  40,802,962
  Class B.......................      201,119        2,649,073        225,968        3,017,646
  Class C.......................       45,617          599,947         42,543          567,344
  Class I.......................           29              386              2               22
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....    3,470,920    $  45,908,085      3,311,305    $  44,387,974
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (11,465,491)   $(151,689,391)   (14,683,947)   $(197,143,653)
  Class B.......................   (1,751,102)     (23,071,474)    (2,201,138)     (29,428,333)
  Class C.......................     (279,100)      (3,669,690)      (380,971)      (5,089,921)
  Class I.......................           (2)             (26)           -0-              -0-
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (13,495,695)   $(178,430,581)   (17,266,056)   $(231,661,907)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended December 31, 2007, the Fund received redemption fees of approximately $100 which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $54,401,471 and $5,687,307, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities and excluding short-term investments, were $5,150,818,978 and $4,985,669,351, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes for duration and risk management purposes and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Fund's effective maturity and duration. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2007 were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2006............................     2,709
Futures Opened..............................................    21,771
Futures Closed..............................................   (21,301)
                                                               -------
Outstanding at December 31, 2007............................     3,179
                                                               =======

B. INTEREST RATE SWAPS The Fund may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. In addition, all counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

C. PURCHASED OPTION CONTRACTS An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.

7. MORTGAGE BACKED SECURITIES

The Fund may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies -- Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's.

    These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk -- the risk that, as mortgage interest rates fall, borrowers will refinance and "prepay" principal. A fund holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund's mortgage securities resulting in greater price volatility. It can be difficult to measure

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

    To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.

    An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

8. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $8,520,200 and $126,800 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN U.S. MORTGAGE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen U.S. Government Trust

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen U.S. Government Trust (comprised of the Van Kampen U.S. Mortgage Fund (the "Fund")) as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen U.S. Mortgage Fund of the Van Kampen U.S. Government Trust at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 15, 2008

VAN KAMPEN U.S. MORTGAGE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza--Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN U.S. MORTGAGE FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)              Trustee         Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                    since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                            Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                         health care products                    Director of the Heartland
                                                            manufacturer.                           Alliance, a nonprofit
                                                                                                    organization serving
                                                                                                    human needs based in
                                                                                                    Chicago. Board member of
                                                                                                    the Illinois
                                                                                                    Manufacturers'
                                                                                                    Association.

Jerry D. Choate (69)            Trustee         Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                                since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                   Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                        Allstate Corporation                    Director of Amgen Inc., a
                                                            ("Allstate") and Allstate               biotechnological company,
                                                            Insurance Company. Prior                and Valero Energy
                                                            to January 1995,                        Corporation, an
                                                            President and Chief                     independent refining
                                                            Executive Officer of                    company.
                                                            Allstate. Prior to August
                                                            1994, various management
                                                            positions at Allstate.

VAN KAMPEN U.S. MORTGAGE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)               Trustee         Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                     since 2003  a private company                       General Partner of funds
4350 La Jolla Village Drive                                 offering capital                        in the Fund Complex.
Suite 980                                                   investment and management               Director of Quidel
San Diego, CA 92122-6223                                    advisory services.                      Corporation, Stericycle,
                                                                                                    Inc., Ventana Medical
                                                                                                    Systems, Inc. and Trustee
                                                                                                    of The Scripps Research
                                                                                                    Institute. Prior to April
                                                                                                    2007, Director of GATX
                                                                                                    Corporation. Prior to
                                                                                                    April 2004, Director of
                                                                                                    TheraSense, Inc. Prior to
                                                                                                    January 2004, Director of
                                                                                                    TeleTech Holdings Inc.
                                                                                                    and Arris Group, Inc.

Linda Hutton Heagy+ (59)        Trustee         Trustee     Managing Partner of            74       Trustee/Director/Managing
Heidrick & Struggles                            since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                      international executive                 in the Fund Complex.
Suite 7000                                                  search firm. Prior to                   Trustee on the University
Chicago, IL 60606                                           1997, Partner of Ray &                  of Chicago Hospitals
                                                            Berndtson, Inc., an                     Board, Vice Chair of the
                                                            executive recruiting                    Board of the YMCA of
                                                            firm. Prior to 1995,                    Metropolitan Chicago and
                                                            Executive Vice President                a member of the Women's
                                                            of ABN AMRO, N.A., a bank               Board of the University
                                                            holding company. Prior to               of Chicago.
                                                            1990, Executive Vice
                                                            President of The Exchange
                                                            National Bank.

VAN KAMPEN U.S. MORTGAGE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)           Trustee         Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                               since 1993  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                        of the United States, an                in the Fund Complex.
                                                            independent U.S.                        Director of First Solar,
                                                            foundation created to                   Inc.
                                                            deepen understanding,
                                                            promote collaboration and
                                                            stimulate exchanges of
                                                            practical experience
                                                            between Americans and
                                                            Europeans. Formerly,
                                                            advisor to the Dennis
                                                            Trading Group Inc., a
                                                            managed futures and
                                                            option company that
                                                            invests money for
                                                            individuals and
                                                            institutions. Prior to
                                                            1992, President and Chief
                                                            Executive Officer,
                                                            Director and member of
                                                            the Investment Committee
                                                            of the Joyce Foundation,
                                                            a private foundation.

Howard J Kerr (72)              Trustee         Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                  since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                            Officer of Pocklington                  in the Fund Complex.
                                                            Corporation, Inc., an                   Director of the Lake
                                                            investment holding                      Forest Bank & Trust.
                                                            company.                                Director of the Marrow
                                                                                                    Foundation.

Jack E. Nelson (72)             Trustee         Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                          since 1984  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                       Services, Inc., a                       in the Fund Complex.
                                                            financial planning
                                                            company and registered
                                                            investment adviser in the
                                                            State of Florida.
                                                            President of Nelson Ivest
                                                            Brokerage Services Inc.,
                                                            a member of the Financial
                                                            Industry Regulatory
                                                            Authority ("FINRA"),
                                                            Securities Investors
                                                            Protection Corp. and the
                                                            Municipal Securities
                                                            Rulemaking Board.
                                                            President of Nelson Sales
                                                            and Services Corporation,
                                                            a marketing and services
                                                            company to support
                                                            affiliated companies.

VAN KAMPEN U.S. MORTGAGE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Hugo F. Sonnenschein (67)       Trustee         Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                             since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                           University of Chicago and               in the Fund Complex.
                                                            the Adam Smith                          Trustee of the University
                                                            Distinguished Service                   of Rochester and a member
                                                            Professor in the                        of its investment
                                                            Department of Economics                 committee. Member of the
                                                            at the University of                    National Academy of
                                                            Chicago. Prior to July                  Sciences, the American
                                                            2000, President of the                  Philosophical Society and
                                                            University of Chicago.                  a fellow of the American
                                                                                                    Academy of Arts and
                                                                                                    Sciences.

VAN KAMPEN U.S. MORTGAGE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)  Trustee         Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                            since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                           Academy of                              in the Fund Complex.
                                                            Sciences/National                       Director of Fluor Corp.,
                                                            Research Council, an                    an engineering,
                                                            independent, federally                  procurement and
                                                            chartered policy                        construction
                                                            institution, from 2001 to               organization, since
                                                            November 2003 and Chief                 January 2004. Director of
                                                            Operating Officer from                  Intelligent Medical
                                                            1993 to 2001. Prior to                  Devices, Inc., a symptom
                                                            1993, Executive Director                based diagnostic tool for
                                                            of the Commission on                    physicians and clinical
                                                            Behavioral and Social                   labs. Director of the
                                                            Sciences and Education at               Institute for Defense
                                                            the National Academy of                 Analyses, a federally
                                                            Sciences/National                       funded research and
                                                            Research Council. From                  development center,
                                                            1980 through 1989,                      Director of the German
                                                            Partner of Coopers &                    Marshall Fund of the
                                                            Lybrand.                                United States, Director
                                                                                                    of the Rocky Mountain
                                                                                                    Institute and Trustee of
                                                                                                    California Institute of
                                                                                                    Technology and the
                                                                                                    Colorado College.

VAN KAMPEN U.S. MORTGAGE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE                FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)           Trustee         Trustee     Partner in the law firm        74       Trustee/Director/Managing
333 West Wacker Drive                           since 1984  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                           Meagher & Flom LLP, legal               in the Fund Complex.
                                                            counsel to funds in the                 Director of the Abraham
                                                            Fund Complex.                           Lincoln Presidential
                                                                                                    Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN U.S. MORTGAGE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                   TERM OF
                                                  OFFICE AND
                                  POSITION(S)     LENGTH OF
NAME, AGE AND                      HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND          SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)          President and     Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue                Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036              Executive                     since May 2003. Managing Director of Van Kampen Advisors
                                Officer                       Inc. since June 2003. Director of Investor Services since
                                                              September 2002. Director of the Adviser, Van Kampen
                                                              Investments and Van Kampen Exchange Corp. since January
                                                              2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                              & Co. Incorporated. Managing Director and Director of Morgan
                                                              Stanley Investment Management Inc. Chief Administrative
                                                              Officer, Managing Director and Director of Morgan Stanley
                                                              Investment Advisors Inc. and Morgan Stanley Services Company
                                                              Inc. Managing Director and Director of Morgan Stanley
                                                              Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                              Executive Officer and Director of Morgan Stanley Trust.
                                                              Executive Vice President and Principal Executive Officer of
                                                              the Institutional and Retail Morgan Stanley Funds. Director
                                                              of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                              Officer of Morgan Stanley Investment Management Inc. and
                                                              Executive Vice President of funds in the Fund Complex from
                                                              May 2003 to September 2005.

Dennis Shea (54)                Vice President    Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                  since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                            and Van Kampen Advisors Inc. Chief Investment
                                                              Officer--Global Equity of the same entities since February
                                                              2006. Vice President of Morgan Stanley Institutional and
                                                              Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006. Previously, Managing
                                                              Director and Director of Global Equity Research at Morgan
                                                              Stanley from April 2000 to February 2006.

J. David Germany (53)           Vice President    Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                   since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                  and Van Kampen Advisors Inc. Chief Investment
London, GBR E14 4AD                                           Officer--Global Fixed Income of the same entities since
                                                              December 2005. Managing Director and Director of Morgan
                                                              Stanley Investment Management Ltd. Director of Morgan
                                                              Stanley Investment Management (ACD) Limited since December
                                                              2003. Vice President of Morgan Stanley Institutional and
                                                              Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006.

VAN KAMPEN U.S. MORTGAGE FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                   TERM OF
                                                  OFFICE AND
                                  POSITION(S)     LENGTH OF
NAME, AGE AND                      HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND          SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)            Vice President    Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                  since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                            Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                              the Adviser. Vice President of the Morgan Stanley
                                                              Institutional and Retail Funds since July 2004 and Vice
                                                              President of funds in the Fund Complex since August 2004.
                                                              Previously, Managing Director and General Counsel of
                                                              Americas, UBS Global Asset Management from July 2000 to July
                                                              2004 and General Counsel of Aeltus Investment Management,
                                                              Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)       Vice President    Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue                and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                            Complex.

John L. Sullivan (52)           Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100    Officer           since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                    Director of Van Kampen Investments, the Adviser, Van Kampen
                                                              Advisors Inc. and certain other subsidiaries of Van Kampen
                                                              Investments, Vice President, Chief Financial Officer and
                                                              Treasurer of funds in the Fund Complex and head of Fund
                                                              Accounting for Morgan Stanley Investment Management Inc.
                                                              Prior to December 2002, Executive Director of Van Kampen
                                                              Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)          Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100    Officer and       since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181      Treasurer                     of funds in the Fund Complex since June 2007. Prior to June
                                                              2007, Senior Vice President of Northern Trust Company,
                                                              Treasurer and Principal Financial Officer for Northern Trust
                                                              U.S. mutual fund complex.

  Van Kampen U.S. Mortgage Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen U.S. Mortgage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen U.S. Mortgage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             40, 340, 540, 640
                                                                  USGFANN 2/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-00756P-Y12/07

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in June 2007 and the general counsel's designee set forth in Exhibit C was amended in October and December 2006. Both editions of Exhibit B and all three editions of Exhibit C are attached.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Trust's Code of Ethics is attached hereto as Exhibit 12(1).

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES..............   $68,300                 N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $     0          $  731,800(2)
   TAX FEES.............   $ 3,100(3)       $   59,185(4)
   ALL OTHER FEES.......   $     0          $  211,105(5)
TOTAL NON-AUDIT FEES....   $ 3,100          $1,002,090
TOTAL...................   $71,400          $1,002,090

2006

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES..............   $66,300                 N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $     0          $  756,000(2)
   TAX FEES.............   $ 2,800(3)       $   79,422(4)
   ALL OTHER FEES.......   $     0          $  203,498(5)
TOTAL NON-AUDIT FEES....   $ 2,800          $1,038,920
TOTAL...................   $69,100          $1,038,920

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen U.S. Government Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: February 15, 2008